Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial results [Abstract]
Finance income	$ 22,870,538	$ 14,263,669	$ 3,451,143
Finance costs	(75,930,875)	(35,660,493)	(28,714,063)
Foreign currency exchange differences	(20,173,381)	(10,149,345)	2,551,823
Result as per adjustment units	$ 1,198,565	$ 2,529,298	$ (429,198)